REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)	Oct. 27, 2017 BRL (R$)	Aug. 16, 2017 BRL (R$)	Jul. 14, 2017 BRL (R$)	May 29, 2017 BRL (R$)	Mar. 28, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Oct. 18, 2016 R$ / MMBTU	Jun. 14, 2016 R$ / MMBTU	Dec. 15, 2015 R$ / MMBTU
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Amounts receivable	R$ 12,465,522						R$ 11,848,525
compensation obligations	1,062,634						1,645,716
Amount receivable related to right of compensation	4,421,820
Account receivable current	340,966
Account receivable non-current	4,080,854
Price of the transportation portion for the natural gas | R$ / MMBTU										114,867
Approved transportation price for natural gas | R$ / MMBTU									120,371
Reimbursement of transportation portion of natural gas | R$ / MMBTU								120,371
Reimbursement right from CCC payable to Petrobras	2,988,797						2,364,318
Provision for reimbursement rights	R$ 1,439,090						R$ 741,624
Return of Monitoring and Reprocessing of Monthly benefits to CCC Sectorial Fund		R$ 2,906,095	R$ 2,998,848	R$ 733,257	R$ 275,257	R$ 3,699,228